SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Plant, equipment and mining properties - Mexico	$ 35,390	$ 34,475
Plant, equipment and mining properties - Canada	285	371
Total plant, equipment and mining properties	$ 35,675	$ 34,846